Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.1%
	CONSUMER DISCRETIONARY — 7.6%
3,863	Acushnet Holdings Corp.	$265,234
1,548	Boot Barn Holdings, Inc.*	166,302
16,519	Dana, Inc.	220,198
4,686	Green Brick Partners, Inc.*	273,241
987	Installed Building Products, Inc.	169,231
2,916	Johnson Outdoors, Inc. - Class A	72,433
713	Modine Manufacturing Co.*	54,723
1,570	Patrick Industries, Inc.	132,759
2,956	Polaris, Inc.	121,019
9,112	Upbound Group, Inc.	218,323
4,509	YETI Holdings, Inc.*	149,248
		1,842,711
	CONSUMER STAPLES — 2.7%
4,311	BellRing Brands, Inc. - Class A*	320,997
2,635	Calavo Growers, Inc.	63,214
4,957	Chefs' Warehouse, Inc.*	269,958
		654,169
	ENERGY — 8.9%
14,963	Aris Water Solutions, Inc. - Class A	479,414
14,774	Atlas Energy Solutions, Inc. - Class A	263,568
4,155	ChampionX Corp.	123,819
4,002	Civitas Resources, Inc.	139,630
2,667	Helmerich & Payne, Inc.	69,662
5,177	HF Sinclair Corp.	170,220
7,674	Northern Oil & Gas, Inc.	231,985
28,890	Oil States International, Inc.*	148,783
7,621	Range Resources Corp.	304,307
7,303	SM Energy Co.	218,725
		2,150,113
	FINANCIALS — 25.7%
5,697	1st Source Corp.	340,738
2,834	Axos Financial, Inc.*	182,850
18,452	Banc of California, Inc.	261,834
9,416	Bank OZK	409,125
4,825	BankUnited, Inc.	166,173
12,067	Columbia Banking System, Inc.	300,951
4,098	Enterprise Financial Services Corp.	220,226
2,308	Equity Bancshares, Inc. - Class A	90,935
6,499	Five Star Bancorp	180,672
4,798	Hamilton Insurance Group Ltd. - Class B*,1	99,463
18,998	Heritage Commerce Corp.	180,861
10,924	Home BancShares, Inc.	308,821

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
2,816	Kemper Corp.	$188,250
3,051	Lakeland Financial Corp.	181,351
6,919	National Bank Holdings Corp. - Class A	264,790
9,164	Origin Bancorp, Inc.	317,716
4,033	Peapack-Gladstone Financial Corp.	114,537
3,469	Pinnacle Financial Partners, Inc.	367,853
810	Piper Sandler Cos.	200,605
3,769	Preferred Bank	315,315
1,678	QCR Holdings, Inc.	119,675
10,199	Redwood Trust, Inc. - REIT	61,908
2,933	Selective Insurance Group, Inc.	268,487
2,615	SouthState Corp.	242,724
605	Stifel Financial Corp.	57,027
3,739	Texas Capital Bancshares, Inc.*	279,303
7,237	WaFd, Inc.	206,833
2,517	Wintrust Financial Corp.	283,062
		6,212,085
	HEALTH CARE — 10.8%
17,533	AdaptHealth Corp.*	190,058
1,670	Addus HomeCare Corp.*	165,146
8,695	ADMA Biologics, Inc.*	172,509
3,466	ANI Pharmaceuticals, Inc.*	232,049
14,293	Catalyst Pharmaceuticals, Inc.*	346,605
1,785	Corcept Therapeutics, Inc.*	203,883
5,410	Halozyme Therapeutics, Inc.*	345,212
556	Krystal Biotech, Inc.*	100,247
2,684	LeMaitre Vascular, Inc.	225,188
2,402	Mesa Laboratories, Inc.	285,021
16,761	Owens & Minor, Inc.*	151,352
8,451	Simulations Plus, Inc.	207,218
		2,624,488
	INDUSTRIALS — 18.4%
685	Acuity, Inc.	180,395
1,986	Alamo Group, Inc.	353,925
862	Applied Industrial Technologies, Inc.	194,243
5,189	Astec Industries, Inc.	178,761
4,257	AZZ, Inc.	355,928
1,112	Chart Industries, Inc.*	160,528
5,455	Enerpac Tool Group Corp. - Class A	244,711
700	Enpro, Inc.	113,253
15,019	Gates Industrial Corp. PLC*,1	276,500
4,708	Gibraltar Industries, Inc.*	276,171
4,222	Hexcel Corp.	231,197

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,633	IES Holdings, Inc.*	$269,625
16,885	Manitowoc Co., Inc.*	145,042
5,311	Mercury Systems, Inc.*	228,851
169	MRC Global, Inc.*	1,940
2,412	Oshkosh Corp.	226,921
1,465	Simpson Manufacturing Co., Inc.	230,122
1,448	UFP Industries, Inc.	154,994
780	Valmont Industries, Inc.	222,589
14,106	Wabash National Corp.	155,871
1,593	WESCO International, Inc.	247,393
		4,448,960
	INFORMATION TECHNOLOGY — 5.7%
1,557	Axcelis Technologies, Inc.*	77,336
2,460	Belden, Inc.	246,615
2,101	Diodes, Inc.*	90,700
7,709	Ichor Holdings, Ltd.*,1	174,300
1,208	Insight Enterprises, Inc.*	181,188
3,066	MKS Instruments, Inc.	245,740
1,460	Plexus Corp.*	187,070
3,319	Progress Software Corp.	170,962
		1,373,911
	MATERIALS — 5.2%
1,552	Carpenter Technology Corp.	281,191
1,089	Eagle Materials, Inc.	241,682
4,124	H.B. Fuller Co.	231,439
1,974	Hawkins, Inc.	209,086
1,276	Materion Corp.	104,121
1,498	Quaker Chemical Corp.	185,168
		1,252,687
	REAL ESTATE — 8.0%
6,422	Alpine Income Property Trust, Inc. - REIT	107,376
5,745	American Assets Trust, Inc. - REIT	115,704
8,486	Community Healthcare Trust, Inc. - REIT	154,106
4,945	COPT Defense Properties - REIT	134,850
899	EastGroup Properties, Inc. - REIT	158,359
3,793	Essential Properties Realty Trust, Inc. - REIT	123,804
11,222	Kite Realty Group Trust - REIT	251,036
4,718	National Storage Affiliates Trust - REIT	185,889
5,202	Phillips Edison & Co., Inc. - REIT	189,821
6,585	PotlatchDeltic Corp. - REIT	297,115
7,016	UMH Properties, Inc. - REIT	131,199

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE (Continued)
6,951	Xenia Hotels & Resorts, Inc. - REIT	$81,744
		1,931,003
	UTILITIES — 4.1%
1,478	ALLETE, Inc.	97,105
3,057	American States Water Co.	240,525
5,814	Avista Corp.	243,432
2,090	IDACORP, Inc.	242,900
5,489	UGI Corp.	181,521
		1,005,483
	TOTAL COMMON STOCKS
	(Cost $22,152,854)	23,495,610
	EXCHANGE-TRADED FUNDS — 0.7%
1,201	iShares Russell 2000 Value ETF	181,327
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $180,212)	181,327
	SHORT-TERM INVESTMENTS — 3.1%
744,735	Goldman Sachs FS Government Fund - Institutional Class, 4.18%[2]	744,735
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $744,735)	744,735
	TOTAL INVESTMENTS — 100.9%
	(Cost $23,077,801)	24,421,672
	Liabilities in Excess of Other Assets — (0.9)%	(214,921)
	NET ASSETS — 100.0%	$24,206,751

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.